Name :	Alfred P. Ouellette
Title:	Assistant Vice President and
Senior Counsel

March 3, 2009

EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	John Hancock Investment Trust II– (the “Trust”) on behalf of
John Hancock Financial Industries Fund
John Hancock Regional Bank Fund and
John Hancock Small Cap Equity Fund (the “Funds”)
File Nos. 811-3999 and 2-90305

CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the forms of the Classes A, B and C shares Prospectuses of the Funds, the John Hancock Financial Industries Fund and John Hancock Small Cap Equity Fund Class I shares Prospectuses, the John Hancock Small Cap Equity Fund Class R1 shares Prospectus and the combined Statement of Additional Information of the Funds dated March 1, 2009 for the above-captioned registrant, that would have been filed under paragraph (b) or (c) of Rule 497(j) do not differ from those contained in the most recent registration statement amendment and the text of the most recent registration statement has been filed electronically.

Sincerely,

/s/Alfred P. Ouellette
Alfred P. Ouellette
Assistant Secretary